UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 12/31/2012
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    $201,407,251.40


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------

Apple Inc Com                    COM	37833100	573	1076	Sole
Be Aerospace In	COM	               			202	4088	Sole
Blackrock Fds In			91929109	7600	221830	Sole
Blackrock Natio				09253C744      	144	13030	Sole
Brandywine Fd 				10532D107      	228	9705	Sole
Buffalo USA Gl		               			8956	326370	Sole
Chevron Corp        		 COM	166764100	231	2136	Sole
China Voice Hol 		 COM	16946A100       0	22000	Sole
Eagle Ford Oil a  		 COM	                0	21739	Sole
Envirokare Tech 		 COM	29404N993       0	30000	Sole
Exxon Mobil Cor	COM			30231G102       626	7230	Sole
Fmi Common St				30249V109       6608	276237	Sole
Franklin Federa		               			155	12290	Sole
Franklin High In			353538101	2205	1055173	Sole
Franklin High In     		               		1735	830063	Sole
Franklin Russell		               		366	6192	Sole
Franklin Russell 		               		353	33816	Sole
Fulton Financial 		 COM	360271100	137	14222	Sole
General Electric 		 COM	369604103	345	16418	Sole
Hartford Eq Inc F			416648558	3607	403494	Sole
Intl Business Ma		 COM	459200101	215	1125	Sole
INVESCO Van Ka		               			6264	351711	Sole
Ishares Barclays 		 COM	                7908	65135	Sole
Ishares Core Tot		 COM	464287226	47654	429010	Sole
iShares Floating 		 COM	                258	5106	Sole
Ishares Iboxx Hi 		 COM	                258	2769	Sole
Ishares Msci Eaf		 COM	464287465	3257	57279	Sole
Ishares Msci Em	COM			464287234	3201	72186	Sole
Ishares S&P 500 		 COM	464287309	13395	176852	Sole
Ishares S&P 500 		 COM	464287200	276	1929	Sole
Ishares S&P 500 		 COM	464287408	7860	118398	Sole
Ishares S&P Md	COM			464287705	9936	112730	Sole
Ishares S&P Mid 		 COM	464287606	9581	83739	Sole
Ishares S&P Sma	COM			464287887	14317	170355	Sole
Ishares S&P Sma       		 COM	464287879	8707	107610	Sole
Ishares Select Di		 COM	464287168	294	5137	Sole
Ishares Tr Barcla		 COM	464288679	348	3153	Sole
Ishares Tr Barcla		 COM	464288638	261	2344	Sole
Jts Corp Deliste		 COM	465940104	0	11000	Sole
MFS Growth All     		               		324	21710	Sole
Priceline.Com  			 COM	741503403	633	1021	Sole
Public Svc Enter       		 COM	744573106	321	10506	Sole
Royce Fd Low Pr    			780905808	192	13860	Sole
Scout Fds Intl Fd               	904199403	9356	280531	Sole
Sterling Energy 		 COM	85928P997       0	64370	Sole
Stratton Fds In   			863137105	4609	83224	Sole
Synovus Finl C         		 COM	87161C105       0	13702	Sole
Templeton Glo     			880208103	7587	567078	Sole
Vanguard Tax E				922907704	719	64467	Sole
Vanguard Tax E				922907209	1253	87157	Sole
Vanguard Total 				921937108	164	14790	Sole
Verizon Comm	                 COM	92343V104       352	8137	Sole
Warnaco Group	                 COM	934390105	0	22000	Sole
Western Asset 				957663602	7838	671600	Sole




REPORT SUMMARY                54  	DATA RECORDS	201407251